Capital Risk - Disclosure of Movements in Regulatory Capital (Details) £ in Millions	6 Months Ended
Jun. 30, 2025 GBP (£)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	£ 9,857
CET1 capital, ending period	9,994
AT1 capital, beginning period	2,100
AT1 capital, ending period	2,100
Tier 2 capital, beginning period	1,984
Tier 2 capital, ending period	1,806
Regulatory capital, beginning period	13,941
Regulatory capital, ending period	13,900
- Retained earnings
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	5,258
Increase (decrease) in CET1 capital	500
CET1 capital, ending period	5,758
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	500
- Other reserves
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	469
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	469
- Goodwill (net of tax)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(1,129)
Increase (decrease) in CET1 capital	3
CET1 capital, ending period	(1,126)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	3
- Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(340)
Increase (decrease) in CET1 capital	19
CET1 capital, ending period	(321)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	19
- Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	(462)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(462)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	1
Increase (decrease) in CET1 capital	(3)
CET1 capital, ending period	(2)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(3)
- Defined benefit pension fund assets
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(316)
Increase (decrease) in CET1 capital	(65)
CET1 capital, ending period	(381)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(65)
- Dividend accrual
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(3)
Increase (decrease) in CET1 capital	(283)
CET1 capital, ending period	(286)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(283)
- Capital instruments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	7,060
Increase (decrease) in CET1 capital	0
CET1 capital, ending period	7,060
AT1 capital, beginning period	2,100
Increase (decrease) in AT1 capital	0
AT1 capital, ending period	2,100
Tier 2 capital, beginning period	2,203
Increase (decrease) in Tier 2 capital	(31)
Tier 2 capital, ending period	2,172
Increase (decrease) in regulatory capital	(31)
- Amount of qualifying items subject to phase out from Tier 2
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	0
Increase (decrease) in AT1 capital	0
Tier 2 capital, beginning period	182
Increase (decrease) in Tier 2 capital	(182)
Tier 2 capital, ending period	0
Increase (decrease) in regulatory capital	(182)
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	0
Increase (decrease) in AT1 capital	0
Tier 2 capital, beginning period	(401)
Increase (decrease) in Tier 2 capital	35
Tier 2 capital, ending period	(366)
Increase (decrease) in regulatory capital	£ 35